BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS DESCRIPTION [Abstract]
Organizational Structure, Shareholders and Related Parties	The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2021: 44%, 24%, 8%, 12%, 5%, 0.02%